EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2021 and 2020:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2021	2020	2021	2020	2021	2020
Business services	49% - 70%	49% - 70%	49% - 70%	49% - 50%	$11	$11
Infrastructure services	25% - 33%	25% - 33%	25% - 33%	25% - 33%	8	7
Industrials	50%	50%	50%	50%	51	55
Total					$70	$73

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2021 and 2020:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2021	2020	2021	2020	2021	2020
Business services	49% - 70%	49% - 70%	49% - 70%	49% - 50%	$11	$11
Infrastructure services	25% - 33%	25% - 33%	25% - 33%	25% - 33%	8	7
Industrials	50%	50%	50%	50%	51	55
Total					$70	$73

Disclosure of change in equity investments
The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$73	$91
Additions	1	—
Dispositions	—	(2)
Share of net income	5	3
Distributions received	(4)	(4)
Foreign currency translation	(5)	(15)
Balance at end of period	$70	$73

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the company’s equity accounted investments:

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$308	$1	$309	$302	$—	$302	$7
Infrastructure services	47	2	49	22	—	22	27
Industrials	45	249	294	22	171	193	101
Total	$400	$252	$652	$346	$171	$517	$135

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$289	$1	$290	$287	$—	$287	$3
Infrastructure services	40	3	43	24	—	24	19
Industrials	30	231	261	29	122	151	110
Total	$359	$235	$594	$340	$122	$462	$132
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$13	$4	$—	$4
Infrastructure services	150	6	—	6
Industrials	80	1	—	1
Total	$243	$11	$—	$11

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$42	$3	$—	$3
Infrastructure services	145	4	—	4
Industrials	68	—	—	—
Total	$255	$7	$—	$7

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$49	$2	$—	$2
Infrastructure services	135	48	—	48
Industrials	89	6	—	6
Total	$273	$56	$—	$56

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the company’s equity accounted investments:

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$308	$1	$309	$302	$—	$302	$7
Infrastructure services	47	2	49	22	—	22	27
Industrials	45	249	294	22	171	193	101
Total	$400	$252	$652	$346	$171	$517	$135

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$289	$1	$290	$287	$—	$287	$3
Infrastructure services	40	3	43	24	—	24	19
Industrials	30	231	261	29	122	151	110
Total	$359	$235	$594	$340	$122	$462	$132
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$13	$4	$—	$4
Infrastructure services	150	6	—	6
Industrials	80	1	—	1
Total	$243	$11	$—	$11

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$42	$3	$—	$3
Infrastructure services	145	4	—	4
Industrials	68	—	—	—
Total	$255	$7	$—	$7

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$49	$2	$—	$2
Infrastructure services	135	48	—	48
Industrials	89	6	—	6
Total	$273	$56	$—	$56